Statement of Changes In Stockholders' Deficit - USD ($)		Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Oct. 12, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in Shares) at Oct. 12, 2020			0	0
Issuance of Class B common stock to Sponsor, net of forfeiture, at $0.0001 per share (Amount)	[1]	25,100		$ 201	24,899
Issuance of Class B common stock to Sponsor, net of forfeiture, at $0.0001 per share (in Shares)	[1]			2,012,500
Sale of Private Placement Warrants to Sponsor		11,050,000			11,050,000
Proceeds from initial public offering of units on December 10, 2020 at $10.00 per unit (Amount)		402,500,000	$ 4,025		402,495,975
Proceeds from initial public offering of units on December 10, 2020 at $10.00 per unit (Share)			40,250,000
Offering costs		(22,926,943)			(22,926,943)
Class A common stock subject to possible redemption (Amount)		(385,352,413)	$ (3,854)		(385,348,559)
Class A common stock subject to possible redemption (Share)			(38,535,241)
Net income (loss)		(295,743)				(295,743)
Ending Balance at Dec. 31, 2020		(30,864,844)	$ 0	$ 201	0	(30,865,045)
Ending Balance (in Shares) at Dec. 31, 2020			0	2,012,500
Ending Balance at Dec. 31, 2020		5,000,001	$ 171	$ 201	5,295,372	(295,743)
Ending Balance (in Shares) at Dec. 31, 2020			1,714,759	2,012,500
Subsequent measurement under ASC 480-10-S99		(9,949)				(9,949)
Net income (loss)		4,235,791				4,235,791
Ending Balance at Jun. 30, 2021		$ (26,639,002)	$ 0	$ 201	$ 0	$ (26,639,203)
Ending Balance (in Shares) at Jun. 30, 2021			0	2,012,500

[1]	On October 13, 2020, CBRE Acquisition Sponsor, LLC (the “Sponsor”) purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 to CBRE Acquisition Holdings, Inc. (the “Company”) in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company.